Schedule of Property, Plant and Equipment (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 1,777,116
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	1,777,116
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	8,197,271
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	8,282,939
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	184,630
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	152,840
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	4,453,992
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	4,393,873
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	1,361,358
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	1,675,173
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	61,142
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	60,742
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	16,035,509
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	16,342,683
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	(7,288,234)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	(6,876,828)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	8,747,275
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	$ 9,465,855